ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2024
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2024	September 30, 2023
Accounts Payable	$1,090	$1,110
Accrued Liabilities and Other Payables	205,619	170,740
TOTAL	$206,709	$171,850